UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000802106

                                            CSMC 2021-NQM7 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Bruce Kaiserman, Vice President, (212) 538-1962

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	Clayton Services LLC (“Clayton”) Narrative
99.2	Clayton Loan Level Tape Compare
99.3	Clayton Valuations Summary
99.4	Clayton Non-ATR QM Upload
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton Conditions Report
99.7	Clayton Waived Conditions Summary
99.8	AMC Diligence, LLC (“AMC”) Narrative
99.9	AMC Data Compare
99.10	AMC Rating Agency Grades
99.11	AMC Valuation Summary
99.12	AMC Exception Grades
99.13	AMC Supplemental Data
99.14	Covius Real Estate Services, LLC (“Covius”) Executive Summary
99.15	Covius Data Compare Report
99.16	Covius Grades Report
99.17	Covius Rating Agency Exceptions Report
99.18	Covius Valuation Report
99.19	Covius Supplemental Data Report
99.20	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.21	Digital Risk Data Integrity Report
99.22	Digital Risk Rebuttal Findings Report
99.23	Digital Risk Rating Agency Grades Report
99.24	Digital Risk Valuation Report
99.25	Digital Risk QM Status Report
99.26	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.27	Consolidated Loan Level Exceptions
99.28	Consolidated Exception Report
99.29	Consolidated Grading Summary
99.30	Consolidated Valuations Summary Report
99.31	Consolidated Data Compare Report
99.32	Consolidated Non-QM Report
99.33	Evolve Mortgage Services, LLC (“Evolve”) Narrative
99.34	Evolve Rating Agency Grades
99.35	Evolve Exception Detail
99.36	Evolve Valuation Report
99.37	Evolve Data Compare
99.38	Evolve QM ATR Data
99.39	Wipro Opus Risk Solutions, LLC (“Opus”) Narrative
99.40	Opus Exception Report
99.41	Opus Agency Grading Summary
99.42	Opus Data Compare Report
99.43	Opus Valuation Report
99.44	Opus Supplemental Data Report
99.45	Residential RealEstate Review Management Inc. (“RRR”) Narrative
99.46	RRR Title Review Report
99.47	RRR Servicing Comment Report
99.48	RRR Cashflow Report
99.49	Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Narrative
99.50	EdgeMAC Exception Report
99.51	EdgeMAC Loan Level Exception Report
99.52	EdgeMAC Rating Agency Grades
99.53	EdgeMAC Supplemental Data
99.54	EdgeMAC Tape Compare Report
99.55	EdgeMAC Valuation Summary Report
99.56	Mission Global, LLC (“Mission”) Narrative
99.57	Mission Supplemental Data Extract
99.58	Mission Valuation Report
99.59	Mission Rating Agency Grades Summary
99.60	Mission Rating Agency Grades Detail
99.61	Mission Data Integrity Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.

Date: October 22, 2021

By: /s/ Bruce Kaiserman

Name: Bruce Kaiserman

Title:   Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Narrative
99.2	Clayton Loan Level Tape Compare
99.3	Clayton Valuations Summary
99.4	Clayton Non-ATR QM Upload
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton Conditions Report
99.7	Clayton Waived Conditions Summary
99.8	AMC Diligence, LLC (“AMC”) Narrative
99.9	AMC Data Compare
99.10	AMC Rating Agency Grades
99.11	AMC Valuation Summary
99.12	AMC Exception Grades
99.13	AMC Supplemental Data
99.14	Covius Real Estate Services, LLC (“Covius”) Executive Summary
99.15	Covius Data Compare Report
99.16	Covius Grades Report
99.17	Covius Rating Agency Exceptions Report
99.18	Covius Valuation Report
99.19	Covius Supplemental Data Report
99.20	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.21	Digital Risk Data Integrity Report
99.22	Digital Risk Rebuttal Findings Report
99.23	Digital Risk Rating Agency Grades Report
99.24	Digital Risk Valuation Report
99.25	Digital Risk QM Status Report
99.26	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.27	Consolidated Loan Level Exceptions
99.28	Consolidated Exception Report
99.29	Consolidated Grading Summary
99.30	Consolidated Valuations Summary Report
99.31	Consolidated Data Compare Report
99.32	Consolidated Non-QM Report
99.33	Evolve Mortgage Services, LLC (“Evolve”) Narrative
99.34	Evolve Rating Agency Grades
99.35	Evolve Exception Detail
99.36	Evolve Valuation Report
99.37	Evolve Data Compare
99.38	Evolve QM ATR Data
99.39	Wipro Opus Risk Solutions, LLC (“Opus”) Narrative
99.40	Opus Exception Report
99.41	Opus Agency Grading Summary
99.42	Opus Data Compare Report
99.43	Opus Valuation Report
99.44	Opus Supplemental Data Report
99.45	Residential RealEstate Review Management Inc. (“RRR”) Narrative
99.46	RRR Title Review Report
99.47	RRR Servicing Comment Report
99.48	RRR Cashflow Report
99.49	Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Narrative
99.50	EdgeMAC Exception Report
99.51	EdgeMAC Loan Level Exception Report
99.52	EdgeMAC Rating Agency Grades
99.53	EdgeMAC Supplemental Data
99.54	EdgeMAC Tape Compare Report
99.55	EdgeMAC Valuation Summary Report
99.56	Mission Global, LLC (“Mission”) Narrative
99.57	Mission Supplemental Data Extract
99.58	Mission Valuation Report
99.59	Mission Rating Agency Grades Summary
99.60	Mission Rating Agency Grades Detail
99.61	Mission Data Integrity Report